Members’ Capital	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Members’ Capital

(8) Members’ Capital

Prior to the Reorganization Merger, the Company had multiple classes of Members’ capital, comprised of Founders Units, Class B, D, E, F and G Preferred Units, and Class C Profits Interests. Class B, E, F and G Preferred Units had similar rights specifically related to cash distributions as a return of invested capital. Class D Preferred Units had all the rights of Founders and the other Classes of Preferred Units plus some additional rights noted below. All classes of Members’ capital had voting rights. The Company maintained capital accounts for each Member. 3,243,201 Units of Class F and Class G were issued during the year ended December 31, 2021, prior to the Reorganization Merger.

Class F Preferred Units

The CTx Board authorized 6,984,985 Class F Preferred Units in two tranches; all authorized Class F Units were issued prior to the Reorganization Merger. The Company raised a total of $11.3 million from issuance of Class F Units. The newly created Class F Units as authorized by the CTx Board and as reflected in the 3rd Amended and Restated Operating Agreement to reflect the creation of the Class F Units became effective on December 14, 2018.

Class G Preferred Units

The CTx Board authorized 12,000,000 Class G Preferred Units; 2,998,184 were issued prior to the Reorganization Merger. The Company raised a total of $6.7 million from issuance of Class G Units. The newly created Class G Units as authorized by the CTx Board became effective on February 9, 2021.

Distributions, if any, from the Company were to be made first to the holders of Class B, D, E, F and G Preferred Units, pro rata in proportion to each such Member’s unreturned capital contributions. Distributions were then to be made to all Members including Founders Units, pro rata in proportion to the number of units held by each Member, with consideration given to the applicable distribution thresholds for Class C Profits Interests at which each was issued and as disclosed in each Profits Interest Unit agreement, as further described in Note 9.

Costs associated with issuance of the Units is immaterial. Pursuant to the terms of the Reorganization Merger, all Units were converted into shares of common stock of Cingulate, as further described in Note 1.